THOMAS WHITE INTERNATIONAL FUND
FUND SUMMARY - THOMAS WHITE INTERNATIONAL FUND
FUND OBJECTIVE
The investment objective of the International Fund (the “Fund”) is long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	THOMAS WHITE INTERNATIONAL FUND
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THOMAS WHITE INTERNATIONAL FUND
Management Fees		1.00%
Other Expenses		0.34%
Total Annual Fund Operating Expenses	[1]	1.34%
[1]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.40% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THOMAS WHITE INTERNATIONAL FUND	136	425	734	1,613

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities (consisting of common stocks, preferred stocks and convertible securities) of companies located in the world’s developed countries outside of the United States. Under normal market conditions, the Advisor will select most of the stocks held by the Fund from companies located in at least 10 countries outside of the U.S., and the Fund will invest less than 10% of its assets in U.S. companies. Generally, equity investments will represent a diversified portfolio of predominantly larger companies. There may also be a portion of the Fund’s assets invested in companies from emerging market countries. There is no limit in the amount that the Advisor may invest in securities issued by companies from emerging markets countries.

The Fund is designed to benefit from future growth in developed countries, as well as emerging market countries. The Advisor produces monthly valuation research that covers fifty countries. It believes that the world now offers excellent opportunities for growth and diversification.

The Advisor seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce Fund portfolios with attractive relative valuation ratios, such as price-to-earnings and price-to-book. The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

General Risks. The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Emerging Markets Risk: Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

FUND PERFORMANCE

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-, 5- and 10-year periods to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Total Return for Calendar Year

Best Quarter Worst Quarter Qtr 2 2009: 23.11% Qtr 4 2008: -21.84%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns THOMAS WHITE INTERNATIONAL FUND	1 Year	5 Years	10 Years
Return Before Taxes	(11.96%)	(2.47%)	7.82%
Return After Taxes on Distributions	(12.53%)	(3.24%)	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	(7.76%)	(2.35%)	6.61%
MSCI All Country World ex US Index (reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%

THOMAS WHITE EMERGING MARKETS FUND
FUND SUMMARY - THOMAS WHITE EMERGING MARKETS FUND
FUND OBJECTIVE
The investment objective of the Thomas White Emerging Markets Fund (the “Fund”) is long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	THOMAS WHITE EMERGING MARKETS FUND
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THOMAS WHITE EMERGING MARKETS FUND
Management Fees		1.00%
Other Expenses		0.84%
Total Annual Fund Operating Expenses		1.84%
Fee Deferral and/or Expense Reimbursement	[1]	0.34%
Total Annual Fund Operating Expenses After Fee Deferral and/ or Expense Reimbursement	[1]	1.50%
[1]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.50% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. As a result, the "Total Annual Fund Operating Expenses After Fee Deferral and/or Expense Reimbursement" shown above may be higher than 1.50% of the Fund's average daily net assets due to such excluded items. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THOMAS WHITE EMERGING MARKETS FUND	153	546	964	2,131

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily (at least 80% of its net assets plus borrowings for investment purposes, if any) in securities of companies located in or whose businesses are closely associated with the world’s emerging markets countries. In determining whether a company is located in or associated with an emerging market country, the Advisor will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits. An “emerging markets” country includes: (i) any country having an economy or market that is considered by the International Monetary Fund or World Bank to be developing; or (ii) is a recent (within 2 years) or current index member in the Morgan Stanley Capital International Emerging Markets Index (the “MSCI Emerging Markets Index”), the Fund’s benchmark.

The Fund may invest up to 20% of its net assets in securities of companies located in or whose businesses are closely associated with countries that do not meet the above qualifications for an emerging markets country, which may include other less developed countries (sometimes known as “frontier market” countries) as well as developed market countries, including the U.S.

With respect to the Fund’s investments in equity securities (which consist primarily of common stocks, preferred stocks and convertible securities), the Fund will invest in a diversified portfolio of predominantly larger emerging market companies, but may invest across all market capitalizations. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of “Depositary Receipts,” which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”) or similar securities.

The Advisor stresses bottom-up stock selection in fully invested portfolios whose regional and industrial sector weights are normally relatively close to the Fund’s benchmark, the MSCI Emerging Markets Index. The Advisor adheres to a stock selection approach that emphasizes buying a stock when the Advisor’s research suggests the stock is trading below the company’s long-term business value, and then selling the stock when it is no longer deemed undervalued. This valuation-oriented approach is expected to produce a Fund portfolio whose average valuation ratios, such as price-to-earnings and price-to-cashflow, are below its asset class average.

PRINCIPAL RISKS OF INVESTING IN THE FUND

General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Depositary Receipts: Depositary receipts are receipts typically issued by a bank or trust company that evidence ownership of underlying foreign securities. As a result, investments in depositary receipts will involve many of the same risks described above of investments in foreign securities.

Less Developed Countries Risk: Securities of foreign issuers that are not in the developed market countries (which include emerging and frontier market countries) are subject to a higher level of risk. The risks are greater because their social, political, economic and legal systems are frequently less stable, and exchange and regulatory effectiveness is often lower, than developed countries.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

FUND PERFORMANCE

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and since inception. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-year period and since inception to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Total Return for Calendar Year

Best Quarter Worst Quarter Qtr 4 2011: 7.87% Qtr 3 2011: -24.82%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns THOMAS WHITE EMERGING MARKETS FUND	1 Year	Since Inception	Inception Date
Return Before Taxes	(17.88%)	2.46%	Jun 28, 2010
Return After Taxes on Distributions	(18.36%)	2.02%	Jun 28, 2010
Return After Taxes on Distributions and Sale of Fund Shares	(11.58%)	1.86%	Jun 28, 2010
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.42%)	0.12%	Jun 28, 2010

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
FUND SUMMARY - THOMAS WHITE AMERICAN OPPORTUNITIES FUND
FUND OBJECTIVE
The investment objective of the Thomas White American Opportunities Fund (the “Fund”) is long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Management Fees		1.00%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.39%
Fee Deferral and/or Expense Reimbursement	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Deferral and/ or Expense Reimbursement	[1]	1.35%
[1]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.35% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. As a result, the "Total Annual Fund Operating Expenses After Fee Deferral and/or Expense Reimbursement" shown above may be higher than 1.35% of the Fund's average daily net assets due to such excluded items. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THOMAS WHITE AMERICAN OPPORTUNITIES FUND	137	436	757	1,665

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities (consisting of common stocks, preferred stocks and convertible securities) of mid-size U.S. companies. The Advisor employs a valuation-oriented stock selection strategy and broad portfolio diversification. The Advisor will select most of the stocks held by the Fund from the approximately 800 companies in the Russell Midcap Index. The Advisor currently researches over 4,000 issuers monthly and may purchase any of these securities for the Fund. The Fund may also invest in equity securities of smaller and larger size U.S. companies.

Equity securities of mid- and small-size companies tend to have greater price fluctuations than larger, more established companies. The Advisor will attempt to manage this risk by normally owning securities issued by companies that represent a broad range of industries.

While the Advisor will primarily invest the assets of the Fund in U.S. companies, the Fund can invest a portion of its assets in non-U.S. equity securities. There is no limit in the amount that the Advisor may invest in securities issued by companies located outside of the U.S., including those from emerging market countries.

TWI seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce Fund portfolios with attractive relative valuation ratios, such as price-to-earnings and price-to-book. The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

FUND PERFORMANCE

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-, 5- and 10-year periods to those of the Fund’s primary broad-based securities market index, the Russell Midcap Index, and a secondary index, the S&P 500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Total Return for Calendar Year

Best Quarter Worst Quarter Qtr 2 2003: 15.01% Qtr 4 2008: -26.26%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns THOMAS WHITE AMERICAN OPPORTUNITIES FUND	1 Year	5 Years	10 Years
Return Before Taxes	2.05%	0.03%	5.77%
Return After Taxes on Distributions	1.11%	(0.56%)	4.99%
Return After Taxes on Distributions and Sale of Fund Shares	2.06%	(0.14%)	4.91%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.42%	6.99%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Label	Element	24 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	LORD ASSET MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000918949
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
THOMAS WHITE INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - THOMAS WHITE INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	FUND OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the International Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities (consisting of common stocks, preferred stocks and convertible securities) of companies located in the world’s developed countries outside of the United States. Under normal market conditions, the Advisor will select most of the stocks held by the Fund from companies located in at least 10 countries outside of the U.S., and the Fund will invest less than 10% of its assets in U.S. companies. Generally, equity investments will represent a diversified portfolio of predominantly larger companies. There may also be a portion of the Fund’s assets invested in companies from emerging market countries. There is no limit in the amount that the Advisor may invest in securities issued by companies from emerging markets countries.

The Fund is designed to benefit from future growth in developed countries, as well as emerging market countries. The Advisor produces monthly valuation research that covers fifty countries. It believes that the world now offers excellent opportunities for growth and diversification.

The Advisor seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce Fund portfolios with attractive relative valuation ratios, such as price-to-earnings and price-to-book. The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risks. The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Emerging Markets Risk: Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders should understand that all investments involve the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-, 5- and 10-year periods to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter Qtr 2 2009: 23.11% Qtr 4 2008: -21.84%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
THOMAS WHITE INTERNATIONAL FUND | THOMAS WHITE INTERNATIONAL FUND
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(11.36%)
2003	rr_AnnualReturn2003	36.26%
2004	rr_AnnualReturn2004	20.44%
2005	rr_AnnualReturn2005	25.54%
2006	rr_AnnualReturn2006	31.80%
2007	rr_AnnualReturn2007	17.94%
2008	rr_AnnualReturn2008	(43.43%)
2009	rr_AnnualReturn2009	33.56%
2010	rr_AnnualReturn2010	12.47%
2011	rr_AnnualReturn2011	(11.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
THOMAS WHITE INTERNATIONAL FUND | Return Before Taxes | THOMAS WHITE INTERNATIONAL FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.96%)
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
10 Years	rr_AverageAnnualReturnYear10	7.82%
THOMAS WHITE INTERNATIONAL FUND | Return After Taxes on Distributions | THOMAS WHITE INTERNATIONAL FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.53%)
5 Years	rr_AverageAnnualReturnYear05	(3.24%)
10 Years	rr_AverageAnnualReturnYear10	6.99%
THOMAS WHITE INTERNATIONAL FUND | Return After Taxes on Distributions and Sale of Fund Shares | THOMAS WHITE INTERNATIONAL FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	6.61%
THOMAS WHITE INTERNATIONAL FUND | MSCI All Country World ex US Index (reflects no deduction for fees, expenses or taxes) | THOMAS WHITE INTERNATIONAL FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	6.31%
THOMAS WHITE EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - THOMAS WHITE EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	FUND OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Thomas White Emerging Markets Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily (at least 80% of its net assets plus borrowings for investment purposes, if any) in securities of companies located in or whose businesses are closely associated with the world’s emerging markets countries. In determining whether a company is located in or associated with an emerging market country, the Advisor will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits. An “emerging markets” country includes: (i) any country having an economy or market that is considered by the International Monetary Fund or World Bank to be developing; or (ii) is a recent (within 2 years) or current index member in the Morgan Stanley Capital International Emerging Markets Index (the “MSCI Emerging Markets Index”), the Fund’s benchmark.

The Fund may invest up to 20% of its net assets in securities of companies located in or whose businesses are closely associated with countries that do not meet the above qualifications for an emerging markets country, which may include other less developed countries (sometimes known as “frontier market” countries) as well as developed market countries, including the U.S.

With respect to the Fund’s investments in equity securities (which consist primarily of common stocks, preferred stocks and convertible securities), the Fund will invest in a diversified portfolio of predominantly larger emerging market companies, but may invest across all market capitalizations. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of “Depositary Receipts,” which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”) or similar securities.

The Advisor stresses bottom-up stock selection in fully invested portfolios whose regional and industrial sector weights are normally relatively close to the Fund’s benchmark, the MSCI Emerging Markets Index. The Advisor adheres to a stock selection approach that emphasizes buying a stock when the Advisor’s research suggests the stock is trading below the company’s long-term business value, and then selling the stock when it is no longer deemed undervalued. This valuation-oriented approach is expected to produce a Fund portfolio whose average valuation ratios, such as price-to-earnings and price-to-cashflow, are below its asset class average.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Depositary Receipts: Depositary receipts are receipts typically issued by a bank or trust company that evidence ownership of underlying foreign securities. As a result, investments in depositary receipts will involve many of the same risks described above of investments in foreign securities.

Less Developed Countries Risk: Securities of foreign issuers that are not in the developed market countries (which include emerging and frontier market countries) are subject to a higher level of risk. The risks are greater because their social, political, economic and legal systems are frequently less stable, and exchange and regulatory effectiveness is often lower, than developed countries.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders should understand that all investments involve the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and since inception. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-year period and since inception to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	“The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.”
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter Qtr 4 2011: 7.87% Qtr 3 2011: -24.82%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).
THOMAS WHITE EMERGING MARKETS FUND | THOMAS WHITE EMERGING MARKETS FUND
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Deferral and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses After Fee Deferral and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,131
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(17.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
THOMAS WHITE EMERGING MARKETS FUND | Return Before Taxes | THOMAS WHITE EMERGING MARKETS FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2010
THOMAS WHITE EMERGING MARKETS FUND | Return After Taxes on Distributions | THOMAS WHITE EMERGING MARKETS FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2010
THOMAS WHITE EMERGING MARKETS FUND | Return After Taxes on Distributions and Sale of Fund Shares | THOMAS WHITE EMERGING MARKETS FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2010
THOMAS WHITE EMERGING MARKETS FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) | THOMAS WHITE EMERGING MARKETS FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2010
THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	FUND OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Thomas White American Opportunities Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities (consisting of common stocks, preferred stocks and convertible securities) of mid-size U.S. companies. The Advisor employs a valuation-oriented stock selection strategy and broad portfolio diversification. The Advisor will select most of the stocks held by the Fund from the approximately 800 companies in the Russell Midcap Index. The Advisor currently researches over 4,000 issuers monthly and may purchase any of these securities for the Fund. The Fund may also invest in equity securities of smaller and larger size U.S. companies.

Equity securities of mid- and small-size companies tend to have greater price fluctuations than larger, more established companies. The Advisor will attempt to manage this risk by normally owning securities issued by companies that represent a broad range of industries.

While the Advisor will primarily invest the assets of the Fund in U.S. companies, the Fund can invest a portion of its assets in non-U.S. equity securities. There is no limit in the amount that the Advisor may invest in securities issued by companies located outside of the U.S., including those from emerging market countries.

TWI seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce Fund portfolios with attractive relative valuation ratios, such as price-to-earnings and price-to-book. The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders should understand that all investments involve the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-, 5- and 10-year periods to those of the Fund’s primary broad-based securities market index, the Russell Midcap Index, and a secondary index, the S&P 500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter Qtr 2 2003: 15.01% Qtr 4 2008: -26.26%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
THOMAS WHITE AMERICAN OPPORTUNITIES FUND | THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Deferral and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses After Fee Deferral and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	757
10 Years	rr_ExpenseExampleYear10	1,665
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.89%)
2003	rr_AnnualReturn2003	34.55%
2004	rr_AnnualReturn2004	20.14%
2005	rr_AnnualReturn2005	8.76%
2006	rr_AnnualReturn2006	10.49%
2007	rr_AnnualReturn2007	5.04%
2008	rr_AnnualReturn2008	(36.55%)
2009	rr_AnnualReturn2009	21.41%
2010	rr_AnnualReturn2010	21.28%
2011	rr_AnnualReturn2011	2.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
THOMAS WHITE AMERICAN OPPORTUNITIES FUND | Return Before Taxes | THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	5.77%
THOMAS WHITE AMERICAN OPPORTUNITIES FUND | Return After Taxes on Distributions | THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	4.99%
THOMAS WHITE AMERICAN OPPORTUNITIES FUND | Return After Taxes on Distributions and Sale of Fund Shares | THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	4.91%
THOMAS WHITE AMERICAN OPPORTUNITIES FUND | Russell Midcap Index (reflects no deduction for fees, expenses or taxes) | THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	6.99%
THOMAS WHITE AMERICAN OPPORTUNITIES FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.40% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.
[2]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.50% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. As a result, the "Total Annual Fund Operating Expenses After Fee Deferral and/or Expense Reimbursement" shown above may be higher than 1.50% of the Fund's average daily net assets due to such excluded items. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.
[3]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.35% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. As a result, the "Total Annual Fund Operating Expenses After Fee Deferral and/or Expense Reimbursement" shown above may be higher than 1.35% of the Fund's average daily net assets due to such excluded items. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.